Touchstone Securitized Income ETF Investment Objectives and Goals - Touchstone Securitized Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Touchstone Securitized Income ETF Summary
Objective [Heading]	The Fund’s Investment Goal
Objective, Primary [Text Block]	The Touchstone Securitized Income ETF (the “Fund”) seeks total return through income and capital appreciation.